Expense Example, No Redemption {- Fidelity Global High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-15 - Fidelity Global High Income Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor Global High Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 513
3 Years	788
5 Years	1,093
10 Years	1,956
Fidelity Advisor Global High Income Fund: Class M
Expense Example, No Redemption:
1 Year	513
3 Years	795
5 Years	1,108
10 Years	1,994
Fidelity Advisor Global High Income Fund: Class C
Expense Example, No Redemption:
1 Year	193
3 Years	635
5 Years	1,112
10 Years	2,237
Fidelity Advisor Global High Income Fund: Class I
Expense Example, No Redemption:
1 Year	92
3 Years	314
5 Years	560
10 Years	$ 1,264